UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
January 01, 2019 to January 31, 2019

Commission File Number of issuing entity:	333-212311-01

Central Index Key Number of issuing entity:	0001682524

Mercedes-Benz Auto Receivables Trust 2016-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	025-02012

Central Index Key Number of depositor:	0001463814

Daimler Retail Receivables LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001540252

Mercedes-Benz Financial Services USA LLC
(Exact name of sponsor as specified in its charter)

State of Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

20-8653034
(I.R.S. Employer Identification No.)

36455 Corporate Drive
Farmington Hills, Michigan
(Address of principal executive offices of issuing entity)

48331
(Zip Code)

(248) 9916632
(Telephone number, including area code)

N.A.
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Asset Backed Notes	☐	☐	☒
Class A-2A Asset Backed Notes	☐	☐	☒
Class A-3 Asset Backed Notes	☐	☐	☒
Class A-4 Asset Backed Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days?   Yes  ☒ No☐

Explanatory Note

This Form 10-D/A amends the Form 10-D (the "Form 10-D"), dated and filed February 22, 2019 with respect to Mercedes-Benz Auto Receivables Trust 2016-1. The purpose of this amendment is to attach the exhibits associated with this issuing entity.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 15, 2019 a distribution was made to holders of notes of the issuing entity. The distribution report for this distribution is attached to this Form 10-D/A as Exhibit 99.1.

No assets held by issuing entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the period from January 01, 2019 to January 31, 2019.

Reference is made to the Form ABS – 15G filed by Mercedes-Benz Financial Services USA LLC with the Securities and Exchange Commission on February 04, 2019, and to the information reported for the period indicated in the report regarding any repurchase requests across all trusts for which Mercedes-Benz Financial Services USA LLC is a securitizer (as that term is defined in Section 15G(a) of the Securities Exchange Act of 1934). The CIK number of Mercedes-Benz Financial Services USA LLC is 0001540252.

PART II - OTHER INFORMATION

Item 10. Exhibits.

Exhibit
No.	Description of Exhibit
99.1	Distribution report of the issuing entity

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Mercedes-Benz Auto Receivables Trust 2016-1
(Issuing Entity)

By: Mercedes-Benz Financial Services USA LLC
(Servicer)

Date: February 22, 2019	By: /s/ Christopher F. Trainor
Christopher F. Trainor
Vice President

EXHIBIT INDEX

Exhibit
No.	Description of Exhibit
99.1	Distribution report of the issuing entity